Major Events in the Period and Events After the Period	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Major Events In The Period And Events After The Period [Abstract]
Major Events in the Period and Events After the Period

Note 2.3	COVID-19 and Financial Assistance
Context
The unprecedented spread of COVID-19 – characterized as a pandemic by the World Health Organization on March 11, 2020 – is impacting the global health and business ecosystem, Genfit included.
We have been working with our contract research organizations (CRO), clinical trial sites and clinical investigators to regularly review our estimates for the execution of our programs taking into account the evolution of the pandemic and its impact on our activities.
Appropriate measures have been implemented to ensure the safety of participants in our clinical trials under the current circumstances. These measures include but are not limited to: the set of virtual appointments, the performance of biological evaluations by local laboratories and the delivery of the drug candidates directly to the patients' homes.
Following the implementation of the measures taken in collaboration with our CRO, we have been able to minimize the disruption on our Phase 3 ELATIVE clinical trial evaluating elafibranor in PBC. At the time of the recruitment of the first patient in September 2020, and taking the pandemic situation into account, we estimated that the recruitment period would span over 18 months. Then the emergence and rapid progression of the highly contagious Omicron variant caused difficulties in the recruitment of patients at the end of 2021; in particular in areas which were already significantly delayed (such as Latin America). Clinical sites and regulatory agencies in these areas were subject to significant additional administrative delays due to staffing shortages. Our recruitment numbers in the ELATIVE clinical trial rebounded significantly in the first quarter 2022 as the situation normalized. As a result of this dynamic, we have completed recruitment for the double-blind part of ELATIVE at the end of the first half 2022.
We do not expect these difficulties will affect our estimates for the availability of ELATIVE topline data. However, a further deterioration in the epidemic situation in one of the areas where our Clinical sites are located could have an impact on our estimates for the time required to obtain the results of our clinical trials.
Financial Assistance
In the context of the COVID-19 pandemic, we secured in 2021:
•An €11.0 million loan in June 2021 by a pool of four French commercial banks, 90% guaranteed by the French government (State-Guaranteed Loan or Prêt Garantis par l’Etat "Bank PGE");
•A €2.0 million loan in July 2021 by the Bpifrance investment bank, also 90% guaranteed by the French government ("Bpifrance PGE");
•A €2.3 million subsidized loan in November 2021 by Bpifrance.
Both the Bank PGE and the Bpifrance PGE carried an initial term of one year with repayment options up to six years. The subsidized loan carries an initial term of 6 years.
During the first half of 2022, as anticipated at December 31, 2021, we made use of the repayment options of the Bank PGE and the Bpifrance PGE and were granted an extension, respectively until June 29, 2025 and July 23, 2027.
See note 12.2.2 "Bank Loans"

Note 2.4	Other Events after the Period
Class Action
See Note 25 “Litigation and Contingent Liabilities”
Acquisition of the Clinical-stage Biopharmaceutical Company Versantis
On September 19, 2022, the Company announced it had signed an exclusive agreement with Versantis AG to acquire all the shares and voting rights of Versantis AG, a private Swiss-based clinical stage biotechnology company focused on addressing the growing unmet medical needs in liver diseases. This acquisition, which should be finalized in the fourth quarter of 2022, aims at :
•Consolidating GENFIT’s position as a leader in acute-on-chronic liver failure (ACLF)
•Significantly expanding GENFIT’s pipeline with VS-01-ACLF, a Phase 2 ready program based on first-in-class scavenging liposomes technology, VS-01-UCD, a pediatric program focused on urea cycle disorder (UCD), and VS-02-HE, an early-stage program focused on hepatic encephalopathy (HE)
•Combining Versantis’ expertise with GENFIT’s know-how in conducting complex development programs in liver diseases, to strengthen and accelerate research and development
The deal includes an initial consideration of CHF40 million due at closing, with contingent consideration of up to CHF65 million upon positive Phase 2 results for VS-01 and VS-02 and regulatory approval of VS-01. In addition, Versantis is eligible to receive 1/3 of the net proceeds resulting from the potential sale of the Pediatric Review Voucher of VS-01’s pediatric application by GENFIT to a third party, or 1/3 of the fair market value of this Voucher if GENFIT opts to apply it to one of its own programs.

Note 2	Major Events in the Period and Events after the Period

Note 2.2	Termination of RESOLVE-IT and the development program of elafibranor in NASH
As a reminder, following the decision by the Company in July 2020 to terminate its Phase 3 RESOLVE-IT trial (see 2020 Annual Report on Form 20-F), the impacts of the RESOLVE-IT termination process, and more broadly the discontinuation of the elafibranor development program in NASH continued to have a significant impact in 2021, and, to a lesser extent in the first half of 2022..
See Note 2.1 "Termination of RESOLVE IT and the development program of elafibranor in NASH" in the Notes to the Consolidated Financial Statements of the Company's 2021 Annual Report on Form 20-F.
Impact on subcontracting costs
In the first half of 2022, the impact of the subcontracting costs of RESOLVE-IT that do not benefit other trials was a positive amount of €1,052, taking into account the reversal of accrued expenses for the costs incurred by investigator sites and an "end-of-study" credit settling the end of the study, as provided by the contract with the main subcontractor (CRO). As a comparison, the impact of these subcontracting costs was a negative amount of €3.3 million in 2021, and a negative amount of €25.4 million, including €9.7 million after the termination of the trial in 2020. We now believe that there are no more subcontracting costs to be recognized for RESOLVE-IT after June 30, 2022.

Moreover, the residual amount of the provision initially recognized in 2020, relative to the administrative and drug tablet destruction costs to be incurred, is now nil at June 30, 2022, given the reversal (used) of €366 recognized in 2021 and that of €12 recognized during the first half of 2022.
Impact on scientific equipment leased and owned
Following the decision to terminate RESOLVE-IT in 2022, the Group has analyzed the impact of the closing of this study and its decision to reorganize its activities on its scientific equipment, and conducted an inventory of the equipment that could be sold, kept as a spare, or disposed of.
Leased equipment
Following the purchase and effective sale of some of this equipment in 2021 and during the first half of 2022, the impairment loss (determined in order to account for the estimated loss in comparison to the net book value of the rights of use of the asset) amounts to €22 at June 30, 2022 (€62 at the end of 2021 and €503 at the end of 2020).
Owned equipment
Following the effective sale of some of this equipment in 2021 and a new impairment loss recognition in the first half of 2022, relating to certain unused equipment, the impairment loss amounts to €29 at June 30, 2022 (€25 at the end of 2021 and €363 at the end of 2020).
Premises
The impairment (including fixtures and fittings) of the premises rented by the Company in Lille and Paris (France) amounts to €583at June 30, 2022 (€596 at the end of 2021 and €1,275 at the end of 2020), taking into consideration notably the relocation of our Paris offices in 2021 and the rent indexation for our premises in Loos..
Reorganization and reduction in force
Following the reorganization and reduction in force plan (plan de sauvegarde de l’emploi or “PSE”) implemented by the company during the second half of 2020, the residual provision for support measures (such as return-to-work bonuses, trainings, business start-up assistance) granted within the scope of the PSE amounts to €78 at June 30, 2022 (€171 at the end of 2021 and €523 at the end of 2020), reflecting reversals (used) totaling €93 in the first half of 2022.

Note 2.1	Licensing and Partnership Agreement with Ipsen
On December 16, 2021, GENFIT and Ipsen have entered into an exclusive global licensing agreement (with the exception of China, Hong Kong, Taiwan, and Macau) for elafibranor, a Phase III asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement"). The Collaboration and License Agreement qualifies as a contract under IFRS 15, and meets the criteria under IFRS 15.9.

At the same time, Ipsen also became a shareholder of GENFIT through the purchase of 3,985,239 newly issued shares in December 2021.

We invite you to refer to the 2021 20-F filing by the Company for a description of this collaboration and license agreement and the equity stake of Ipsen in the share capital of GENFIT (see in particular Note 2.4 in the notes to the Consolidated Financial Statements).

On the basis of this agreement, GENFIT received from Ipsen an upfront cash payment of €120 million in December 2021 (with an additional €24 million in collected VAT), of which €80 million was recognized as revenue in 2021. The remainder of this upfront payment (€40 million) has been recognized in 2021 as deferred revenue and will be recognized as revenue throughout the execution of the double-blind period of the ELATIVE study.

The effects of this initial agreement over the first half of 2022 were reflected in the following:

•The VAT amount collected on the upfront payment by Ipsen in December 2021 has been disbursed by the Company, triggering a €24 million payment by the Company, as expected;
•The €40 million in deferred revenue recognized in 2021 has been partially recognized as revenue up to €8,166, in accordance with the progression of the Phase 3 ELATIVE study during the first half of the year (see Note 19 "Operating Income");
As per the Licensing and Partnership Agreement signed in December 2021, GENFIT and Ipsen have entered into a Transition Services Agreement, defining the scope of services rendered by GENFIT to Ipsen in order to facilitate the transition of some activities related to the clinical trials evaluating elafibranor, which generated €595 in income during the first half of 2022.

Event after the period: in July 2022, GENFIT and Ipsen also entered into an inventory purchase agreement providing for the purchase by Ipsen of batches of active ingredients and elafibranor products during the second half of 2022.